Consolidated statements of shareholders' equity - USD ($) $ in Thousands	Number of ordinary shares and protected ordinary shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2022		$ 565,834	$ (288,039)	$ (12,063)	$ 265,732
Balance, shares at Dec. 31, 2022	37,537,563
Share-based compensation		68,698	0	0	68,698
Exercise of share options, vested RSUs, ESPP and Issuance of ordinary shares related to acquisition		6,314	0	0	6,314
Exercise of share options, vested RSUs, ESPP and Issuance of ordinary shares related to acquisition (shares)	1,116,395
Net Income		0	3,681	0	3,681
Other comprehensive income, net		0	0	11,349	11,349
Balance at Dec. 31, 2023		640,846	(284,358)	(714)	355,774
Balance, shares at Dec. 31, 2023	38,653,958
Share-based compensation		73,672	0	0	73,672
Exercise of share options, vested RSUs, ESPP and Issuance of ordinary shares related to acquisition		6,821	0	0	6,821
Exercise of share options, vested RSUs, ESPP and Issuance of ordinary shares related to acquisition (shares)	1,329,573
Repurchases of ordinary shares		0	(100,081)	0	(100,081)
Repurchases of ordinary shares (shares)	(4,139,417)
Equity award assumed for acquisition		649	0	0	649
Deferred Tax Asset related to Capped Call Transaction		5,188	0	0	5,188
Net Income		0	18,246	0	18,246
Other comprehensive income, net		0	0	2,381	2,381
Balance at Dec. 31, 2024		727,176	(366,193)	1,667	362,650
Balance, shares at Dec. 31, 2024	35,844,114
Share-based compensation		50,197	0	0	50,197
Exercise of share options, vested RSUs, ESPP and Issuance of ordinary shares related to acquisition		8,822	0	0	$ 8,822
Exercise of share options, vested RSUs, ESPP and Issuance of ordinary shares related to acquisition (shares)	1,724,589				370,422
Repurchases of ordinary shares		0	(32,529)	0	$ (32,529)
Repurchases of ordinary shares (shares)	(1,475,564)
Net Income		0	20,983	0	20,983
Other comprehensive income, net		0	0	1,861	1,861
Balance at Dec. 31, 2025		$ 786,195	$ (377,739)	$ 3,528	$ 411,984
Balance, shares at Dec. 31, 2025	36,093,139